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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:        December 31, 2004
                                                 -------------------------------


Check here if Amendment                               Amendment Number:
                                             -----                      ----
This Amendment (Check only one.):                     is a restatement
                                             -----
                                                      adds new holdings entries.
                                             -----

Institutional Investment Manager Filing this Report:

Name:      SAB Capital Advisors, LLC
           --------------------------------------
Address:   712 Fifth Avenue, 42nd Floor
           --------------------------------------
           New York, NY 10019
           --------------------------------------

Form 13F File Number:      28-06341
                              ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           -------------------------------------------
Title:     Chief Financial Officer
           -------------------------------------------
Phone:     212-457-8010
           -------------------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Jackelow                       New York, NY         February 10, 2005
-----------------------------------      -----------------    ------------------
            (Signature)                    (City, State)            (Date)

Report Type ( Check only one.):

    X      13F HOLDINGS REPORT. (Check here if all holdings of this reporting
---------  manager are reported in this report.)


           13F NOTICE. (Check here if no holdings reported are in this report, --------- and all holdings are reported by other reporting manager(s).)

           13F COMBINATION REPORT. (Check here if a portion of the holdings for --------- this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  1
                                          ----------------------
Form 13F Information Table Entry Total:            29
                                          ----------------------
Form 13F Information Table Value Total:       867,711           (thousands)
                                          ----------------------


List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC



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
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          COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4              COLUMN 5          COLUMN 6  COLUMN 7         COLUMN 8
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                                                                                                                  VOTING AUTHORITY
                                                                                                                --------------------
       NAME OF ISSUER         TITLE OF      CUSIP     VALUE   SHRS OR      SH/PRN PUT/CALL INVESTMENT  OTHER     SOLE    SHARED NONE
                               CLASS                 (X1000)  PRN AMT                      DISCRETION MANAGERS
------------------------------------------------------------------------------------------------------------------------------------
4 KIDS ENTMT INC                COM       350865101   4,006    190,600       SH              DEFINED      1      190,600   0     0
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AMERICAN INTL GROUP INC         COM       026874107  61,408    935,100       SH              DEFINED      1      935,100   0     0
------------------------------------------------------------------------------------------------------------------------------------
ATP OIL & GAS CORP              COM       00208J108   3,328    179,000       SH              DEFINED      1      179,000   0     0
------------------------------------------------------------------------------------------------------------------------------------
B&G FOODS INC NEW         UNIT 99/99/9999 05508R205  27,765  1,853,500       SH              DEFINED      1    1,853,500   0     0
------------------------------------------------------------------------------------------------------------------------------------
BANTA CORP                      COM       066821109  16,485    368,300       SH              DEFINED      1      368,300   0     0
------------------------------------------------------------------------------------------------------------------------------------
BLOCKBUSTER INC                 CL A      093679108  11,848  1,241,904       SH              DEFINED      1    1,241,904   0     0
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CEMEX S A                  SPON ADR 5 ORD 151290889  19,419    533,187       SH              DEFINED      1      533,187   0     0
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CENTRAL EUROPEAN DIST
  CORP                          COM       153435102   2,031     68,759       SH              DEFINED      1       68,759   0     0
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CHARTER COMMUNICATIONS
  INC D                         CL A      16117M107   2,464  1,100,000       SH              DEFINED      1    1,100,000   0     0
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COUNTRYWIDE FINANCIAL
  CORP                          COM       222372104  16,284    440,000       SH              DEFINED      1      440,000   0     0
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DPL INC                         COM       233293109  17,228    686,100       SH              DEFINED      1      686,100   0     0
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EDISON INTL                     COM       281020107  45,406  1,417,600       SH              DEFINED      1    1,417,600   0     0
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ENDURANCE SPECIALTY HLDGS
  LT                            SHS       G30397106  16,047    469,200       SH              DEFINED      1      469,200   0     0
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FINISH LINE INC                 CL A      317923100  26,307  1,437,562       SH              DEFINED      1    1,437,562   0     0
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HEALTH NET INC                  COM       42222G108  97,295  3,370,100       SH              DEFINED      1    3,370,100   0     0
------------------------------------------------------------------------------------------------------------------------------------
HELEN OF TROY CORP LTD          COM       G4388N106  98,136  2,919,855       SH              DEFINED      1    2,919,855   0     0
------------------------------------------------------------------------------------------------------------------------------------
HIGHLAND HOSPITALITY CORP       COM       430141101   4,757    423,200       SH              DEFINED      1      423,200   0     0
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MOVIE GALLERY INC               COM       624581104  61,583  3,229,300       SH              DEFINED      1    3,229,300   0     0
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NEENAH PAPER INC                COM       640079109   4,075    125,000       SH              DEFINED      1      125,000   0     0
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NORTHSTAR RLTY FIN CORP         COM       66704R100  24,371  2,128,500       SH              DEFINED      1    2,128,500   0     0
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OFFICEMAX INC DEL               COM       67622P101  11,611    370,000       SH              DEFINED      1      370,000   0     0
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PARKER DRILLING CO              COM       701081101   6,480  1,648,900       SH              DEFINED      1    1,648,900   0     0
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PFSWEB INC                      COM       717098107   1,042    367,000       SH              DEFINED      1      367,000   0     0
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PG&E CORP                       COM       69331C108  63,232  1,900,000       SH              DEFINED      1    1,900,000   0     0
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RHODIA                     SPONSORED ADR  762397107  18,304  6,779,300       SH              DEFINED      1    6,779,300   0     0
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SOUTHERN UN CO NEW              COM       844030106  34,389  1,434,074       SH              DEFINED      1    1,434,074   0     0
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TERRA INDS INC                  COM       880915103  54,654  6,750,000       SH              DEFINED      1    6,750,000   0     0
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TV AZTECA S A DE C V       SPONSORED ADR  901145102  95,915  9,330,262       SH              DEFINED      1    9,330,262   0     0
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WESTAR ENERGY INC               COM       95709T100  21,841    955,000       SH              DEFINED      1      955,000   0     0
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